Shareholder Fees - FidelityArizonaMunicipalIncomeFund-PRO	Oct. 30, 2024 USD ($)
FidelityArizonaMunicipalIncomeFund-PRO | Fidelity Arizona Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none